Equity (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash dividends on ordinary shares declared and paid
Dividend for 2017: S/0.35000 per share (2016: S/0.28500 per share, 2015: S/0.28000 per share)	S/ 149,837	S/ 155,236	S/ 162,950
Dividend declared and paid per shares	S/ 0.35000	S/ 0.28500	S/ 0.28000